Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Compensation Related Costs [Abstract]
Bonus Plan Expenses
Our STI expenses for the BoM and other management were as follows:

Year ended December 31	2016	2017	2018
(in millions)	EUR	EUR	EUR

Board of Management[1]	3.5	3.8	4.5
Other management	48.5	51.7	64.6
Bonus expenses	52.0	55.5	69.1

1.	Includes all members that served on the Board of Management throughout the year.

Summary of Share Plans
Details with respect to shares granted and vested during the year are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2016	2017	2018	2016	2017	2018

Total fair value at vesting date of shares vested during the year (in millions)	25.5	49.9	46.4	31.3	53.3	61.6
Weighted average fair value of shares granted	87.21	125.16	161.63	96.00	130.77	187.98

Employee Share Issuances
A summary of the status of conditionally outstanding shares as of December 31, 2018, and changes during the year ended December 31, 2018, is presented below:

	EUR-denominated		USD-denominated
	Number of shares	Weighted average fair value at grant date (EUR)	Number of shares	Weighted average fair value at grant date (USD)

Conditional shares outstanding at January 1, 2018	782,090	99.10	836,554	107.61
Granted	288,679	161.63	348,997	187.98
Vested	(293,075)	108.10	(315,333)	113.96
Forfeited	(56,867)	96.98	(209,036)	108.33
Conditional shares outstanding at December 31, 2018	720,827	120.73	661,182	146.78

Assumption of Black-Scholes Option Valuation of Fair Value of Company's Stock Options
The Black-Scholes option valuation of our last stock options granted in 2016 were based on the following assumptions:

Year ended December 31	2016

Weighted average share price (in EUR)	88.3
Volatility (in percentage)	27.2
Expected life (in years)	5.7
Expected dividend yield (in EUR)	2.94

Stock Options
Details with respect to stock options are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2016	2017	2018	2016	2017	2018

Weighted average fair value of stock options granted	20.34	—	—	22.69	—	—
Weighted average share price at the exercise date of stock options	98.08	132.67	169.68	100.68	148.48	201.01
Aggregate intrinsic value of stock options exercised (in millions)	11.5	12.5	13.6	4.1	4.8	7.6
Weighted average remaining contractual term of currently exercisable options (in years)	3.69	3.80	4.76	4.71	4.49	5.20
Aggregate intrinsic value of exercisable stock options (in millions)	22.3	21.0	8.9	8.9	13.1	5.2
Aggregate intrinsic value of outstanding stock options (in millions)	22.7	21.2	9.0	8.9	13.2	5.2

Stock Option Transactions
The number and weighted average exercise prices of stock options as of December 31, 2018, and changes during the year then ended are presented below:

	EUR-denominated		USD-denominated
	Number of options	Weighted average exercise price per ordinary share (EUR)	Number of options	Weighted average exercise price per ordinary share (USD)

Outstanding, January 1, 2018	207,796	42.67	118,659	62.85
Granted	—	—	—	—
Exercised	(90,710)	19.86	(46,208)	36.65
Forfeited	—	—	—	—
Expired	(197)	—	(2,152)	—
Outstanding, December 31, 2018	116,889	60.41	70,299	81.43
Exercisable, December 31, 2018	116,692	60.49	70,299	81.43

Outstanding Stock Options
Details with respect to the stock options outstanding are set out in the following table:

EUR-denominated			USD-denominated
Range of exercise prices (EUR)	Number of outstanding options at December 31, 2018	Weighted average remaining contractual life of outstanding options (years)	Range of exercise prices (USD)	Number of outstanding options at December 31, 2018	Weighted average remaining contractual life of outstanding options (years)

15 - 20	9,347	0.79	15 - 20	—	0.00
20 - 25	11,227	1.80	20 - 25	—	0.00
25 - 40	9,343	2.74	25 - 40	10,212	1.90
40 - 50	11,231	3.79	40 - 50	950	2.62
50 - 60	8,853	4.95	50 - 60	3,760	3.66
60 - 70	17,079	4.93	60 - 70	729	4.06
70 - 80	16,517	6.40	70 - 80	1,422	4.30
80 - 90	33,292	6.78	80 - 90	15,155	5.78
90 - 100	—	0.00	90 - 100	38,071	6.13
Total	116,889	4.76	Total	70,299	5.20

Pension Costs
Our pension and retirement expenses for all employees for the years ended December 31, 2018, 2017 and 2016 were:

Year ended December 31	2016	2017	2018
(in millions)	EUR	EUR	EUR

Pension plan based on multi-employer union plan	54.9	62.4	74.0
Pension plans based on defined contribution	30.8	38.4	48.0
Pension and retirement expenses	85.7	100.8	122.0